UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2004
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	January 20, 2005



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 49

Form 13F Information Table Value Total : $387,875




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104     4866  1167000 SH       SOLE                  1167000
Abbott Laboratories            COM              002824100     2239    48000 SH       SOLE                    48000
Advent Software                COM              007974108    19077   931500 SH       SOLE                   931500
Affymetrix                     COM              00826T108    21500   588225 SH       SOLE                   588225
Agile Software                 COM              00846x105     7736   946873 SH       SOLE                   946873
ArthroCare                     COM              043136100    13795   430300 SH       SOLE                   430300
Atheros                        COM              04743p108     6613   645127 SH       SOLE                   645127
BEA Systems, Inc               COM              073325102    11918  1345200 SH       SOLE                  1345200
BP Amoco PLC                   COM              055622104     1113    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1318       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1679      572 SH       SOLE                      572
CNET Networks Inc.             COM              12613R104    17863  1590675 SH       SOLE                  1590675
Corgentech Inc.                COM              21872p105     2175   262634 SH       SOLE                   262634
EMC Corporation                COM              268648102     4433   298099 SH       SOLE                   298099
Electronic Arts                COM              285512109    16260   263622 SH       SOLE                   263622
Exelixis Inc                   COM              30161Q104     3190   335825 SH       SOLE                   335825
FormFactor                     COM              346375108    23000   847475 SH       SOLE                   847475
General Electric               COM              369604103     2045    56016 SH       SOLE                    56016
General Mills                  COM              370334104      663    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      392    10000 SH       SOLE                    10000
IBM                            COM              459200101     2328    23616 SH       SOLE                    23616
Ilumina                        COM              452327109     5501   580300 SH       SOLE                   580300
Inhibitex                      COM              45719T103     3618   450000 SH       SOLE                   450000
Intel Corp.                    COM              458140100     2418   103392 SH       SOLE                   103392
Intuit                         COM              461202103    15350   348775 SH       SOLE                   348775
JDS Uniphase Corp.             COM              46612J101     5797  1828775 SH       SOLE                  1828775
Johnson & Johnson              COM              478160104     1023    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104    22126   813772 SH       SOLE                   813772
Linear Technology              COM              535678106    18193   469377 SH       SOLE                   469377
Magma Design                   COM              559181102     8567   684800 SH       SOLE                   684800
Maxim Intgrtd. Prod.           COM              57772K101    14919   351940 SH       SOLE                   351940
McData Corporation             COM              580031102      270    48000 SH       SOLE                    48000
Minnesota Mining               COM              604059105      328     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107    10164   505650 SH       SOLE                   505650
Nektar Therapeutics            COM              640268108     9927   490475 SH       SOLE                   490475
PMC-Sierra Inc                 COM              69344F106    15021  1335175 SH       SOLE                  1335175
Pfizer, Inc.                   COM              717081103     1678    62400 SH       SOLE                    62400
Pharmion Corp                  COM              71715B409     9395   222575 SH       SOLE                   222575
Royal Dutch Petrol             COM              780257804      230     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     2499   147500 SH       SOLE                   147500
Schering-Plough                COM              806605101     1320    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      536     8000 SH       SOLE                     8000
Siebel                         COM              826170102    17766  1693575 SH       SOLE                  1693575
Target CP                      COM              239753106      942    18140 SH       SOLE                    18140
Vertex Pharm.                  COM              92532F100     4940   467366 SH       SOLE                   467366
Vignette                       COM              926734104     1875  1349000 SH       SOLE                  1349000
Vitesse Semi.                  COM              928497106     9630  2728050 SH       SOLE                  2728050
Webmethods                     COM              94768c108     4700   651875 SH       SOLE                   651875
Yahoo                          COM              984332106    34939   927250 SH       SOLE                   927250